UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of
              BlackRock Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                             Face
State                      Amount     Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.2%           $    500     Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
                                      Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project),
                                      Series A, 5.125% due 8/01/2015                                                        $   488
                            3,795     University of Alabama, General Revenue Refunding Bonds, VRDN, Series C,
                                      3.64% due 7/01/2034 (e)(g)                                                              3,795
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.8%              5,000     Arizona State Transportation Board, Highway Revenue Bonds, Series B,
                                      5% due 7/01/2017                                                                        5,336
-----------------------------------------------------------------------------------------------------------------------------------
California - 19.4%            875     Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds,
                                      5.60% due 7/01/2013                                                                       902
                            2,000     Antelope Valley, California, Health Care District Revenue Bonds, Series A,
                                      5.25% due 9/01/2017                                                                     2,052
                            3,785     Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds
                                      (San Francisco Bay Area), Series F, 5% due 4/01/2017                                    4,050
                            5,225     California County Tobacco Securitization Agency, California, Tobacco
                                      Revenue Bonds (Los Angeles County Securitization Corporation),
                                      5.25% due 6/01/2021 (i)                                                                 4,544
                           10,000     California State Department of Water Resources, Power Supply Revenue Bonds,
                                      Series A, 5.50% due 5/01/2014 (a)                                                      10,787
                            5,000     California State, GO, Refunding, 5% due 8/01/2019                                       5,272
                            1,000     California State, GO, Refunding (Veterans Bonds), Series BG, 5.05%
                                      due 12/01/2011                                                                          1,025
                            5,000     Coast Community College District, California, GO (Election of 2002), Series B,
                                      5% due 8/01/2018 (c)                                                                    5,341
                            3,000     Golden State Tobacco Securitization Corporation of California, Tobacco
                                      Settlement Revenue Refunding Bonds, Senior Series A-1, 5% due 6/01/2016                 3,032
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 2.9%             5,000     Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                      due 11/15/2013 (a)                                                                      5,539
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.6%          2,685     Hartford, Connecticut, GO, Series A, 5.25% due 8/15/2018 (a)                            2,959
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.9%              3,410     Broward County, Florida, School Board, COP, Series C, 5.25% due 7/01/2017 (c)           3,625
                            4,000     Florida Hurricane Catastrophe Fund Financing Corporation Revenue Bonds,
                                      Series A, 5.25% due 7/01/2012                                                           4,223

Portfolio Abbreviations

To simplify the listings of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT    Alternative Minimum Tax (subject to)
COP    Certificates of Participation
EDA    Economic Development Authority
EDR    Economic Development Revenue Bonds
GANS   Grant Anticipation Notes
GO     General Obligation Bonds
HDA    Housing Development Authority
IDA    Industrial Development Authority
PCR    Pollution Control Revenue Bonds
VRDN   Variable Rate Demand Notes

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                             Face
State                      Amount     Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $    310     Middle Village Community Development District, Florida, Special Assessment
                                      Bonds, Series C, 5.125% due 5/01/2009                                                 $   310
                              900     Panther Trace Community Development District II, Florida, Special Assessment
                                      Revenue Bonds, Series A, 5% due 11/01/2010                                                892
                               45     Reunion East Community Development District, Florida, Special Assessment,
                                      Series B, 5.90% due 11/01/2007                                                             45
                              310     Sterling Hill, Florida, Community Development District, Capital Improvement
                                      Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010                                   310
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.5%              1,050     Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                      (Canterbury Court Project), Series A, 5% due 2/15/2014                                  1,048
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 2.8%                5,000     Ada and Canyon Counties, Idaho, Joint School District Number 2 (Meridian), GO,
                                      5% due 8/15/2017                                                                        5,314
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 0.9%             1,000     Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project),
                                      Series A, 6.57% due 2/15/2013                                                           1,023
                              715     Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                      Program), 5.90% due 7/01/2014                                                             722
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.5%            1,000     Morehouse Parish, Louisiana, PCR, Refunding (International Paper Company
                                      Project), Series A, 5.25% due 11/15/2013                                                1,020
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.3%        3,300     Massachusetts State Industrial Finance Agency, Resource Recovery Revenue
                                      Refunding Bonds (Ogden Haverhill Project), AMT, Series A, 5.30% due 12/01/2009          3,345
                            2,500     Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta
                                      Air Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2014 (a)                         2,621
                            4,000     Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta
                                      Air Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2015 (a)                         4,188
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.8%             1,555     Michigan State Strategic Fund, PCR (General Motors Corporation Project), VRDN,
                                      7% due 12/01/2008 (g)                                                                   1,555
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 2.8%            5,000     Minnesota State, GO, 5% due 6/01/2018                                                   5,340
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 5.0%             4,000     Jackson County, Missouri, Special Obligation Revenue Bonds (Harry S. Truman
                                      Sports Complex Project), 5% due 12/01/2019 (a)                                          4,239
                            5,000     Missouri State Highways and Transportation Commission, First Lien State Road
                                      Revenue Bonds, Series A, 5% due 5/01/2017                                               5,352
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 2.0%              3,500     Montana State Department of Transportation Revenue Bonds (Highway 93 Advance
                                      Construction Project), GANS, 5.25% due 6/01/2016 (e)                                    3,799
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 1.4%             2,435     Omaha Convention Hotel Corporation, Nebraska, First Tier Revenue Refunding
                                      Bonds, 5% due 2/01/2019 (a)                                                             2,580
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                             Face
State                      Amount     Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.5%          $  5,000     New York City, New York, GO, Refunding, Series A, 5% due 8/01/2019                    $ 5,267
                            1,140     New York State Dormitory Authority, Non-State Supported Debt, Revenue
                                      Refunding Bonds (New York University Hospital Center), Series A, 5%
                                      due 7/01/2016                                                                           1,161
                            1,000     Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
                                      131st Series, 5% due 12/15/2014                                                         1,051
                            1,000     Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                      Revenue Bonds (Kendal on the Hudson Project), Series A, 5.625% due 1/01/2013            1,027
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 3.4%       1,000     North Carolina Capital Facilities Finance Agency, Exempt Facilities Revenue
                                      Bonds (Republic Services Inc. Project), VRDN, AMT, 3.75% due 7/01/2034 (g)              1,000
                            5,000     North Carolina State, GO, Refunding, Series B, 5% due 4/01/2017                         5,404
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 1.0%                 1,835     Ohio State, GO, Series L, 5% due 10/01/2014                                             1,957
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 3.5%               1,400     Oregon State, EDR (SP Newsprint Company Project), VRDN, AMT, Series 202, 3.69%
                                      due 4/01/2026 (g)                                                                       1,400
                            5,000     Oregon State Department of Transportation, Highway User Tax Revenue Bonds,
                                      Series A, 5% due 11/15/2016 (j)                                                         5,374
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.8%         5,000     Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2018 (c)                         5,378
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.3%              300     Blount County, Tennessee, Public Building Authority, Local Government Public
                                      Improvement Revenue Bonds, VRDN, Series A-1-D, 3.66% due 6/01/2025 (a)(g)                 300
                              300     Sevier County, Tennessee, Public Building Authority, Local Government
                                      Improvement Revenue Refunding Bonds, VRDN, Series IV-H-1, 3.66%
                                      due 6/01/2025 (a)(g)                                                                      300
                              300     Sevier County, Tennessee, Public Building Authority, Local Government Public
                                      Improvement Revenue Bonds, VRDN, Series IV-1, 3.66% due 6/01/2023 (c)(g)                  300
                            1,600     Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2-C, 5.85%
                                      due 7/01/2009                                                                           1,612
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 7.9%                  800     Bell County, Texas, Health Facilities Development Corporation, Hospital
                                      Revenue Bonds (Scott & White Memorial Hospital), VRDN, Series B-2, 3.64%
                                      due 8/15/2029 (e)(g)                                                                      800
                            2,000     Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                      Project), Series B, 7.75% due 12/01/2018                                                2,087
                            5,000     Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                      Improvement Bonds, AMT, Series A, 5.75% due 11/01/2014 (b)                              5,303
                            1,825     Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds,
                                      Series A, 5% due 11/15/2018 (c)                                                         1,946
                            2,475     Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds,
                                      Series B, 5% due 11/15/2018 (b)                                                         2,639
                            2,000     University of Texas, Financing System Revenue Refunding Bonds, Series B, 5.25%
                                      due 8/15/2019                                                                           2,195
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.2%             2,500     Fredericksburg, Virginia, EDA, Hospital Facilities Revenue Refunding Bonds
                                      (MediCorp Health System), 5% due 6/15/2017                                              2,583
                            5,000     Virginia State Public School Authority Revenue Bonds, Series A, 5%
                                      due 8/01/2017                                                                           5,355
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

                             Face
State                      Amount     Municipal Bonds                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.4%        $  5,400     Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                                      Generating), Series A, 5.50% due 7/01/2017 (c)                                       $  5,746
                            4,650     Kitsap County, Washington, School District Number 400 (North Kitsap), GO,
                                      Refunding, 5.125% due 12/01/2016 (c)                                                    4,991
                            5,000     Pierce County, Washington, School District Number 3 (Puyallup), GO, 5%
                                      due 12/01/2017 (e)                                                                      5,312
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.4%          1,500     Puerto Rico Commonwealth Government Development Bank, Senior Revenue Bonds,
                                      Series B, 5% due 12/01/2017                                                             1,572
                            1,000     Puerto Rico Commonwealth, Public Improvement, GO, Series B, 5.25%
                                      due 7/01/2017                                                                           1,064
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Municipal Bonds  (Cost - $177,993) - 94.2%                                      179,797
-----------------------------------------------------------------------------------------------------------------------------------

                                      Municipal Bonds Held in Trust (h)
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.5%             5,000     Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                      Refunding Bonds, Third Lien, AMT, Series A-2, 5.25% due 1/01/2013 (c)                   5,273
                            5,000     Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds,
                                      3rd Lien, AMT, Series A-2, 5.25% due 1/01/2014 (c)                                      5,273
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.3%           5,000     Port Authority of New York and New Jersey Revenue Refunding Bonds, AMT,
                                      120th Series, 5.75% due 10/15/2013 (e)                                                  5,068
                            5,000     Port Authority of New York and New Jersey Revenue Refunding Bonds, AMT,
                                      120th Series, 5.75% due 10/15/2014 (e)                                                  5,067
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Municipal Bonds Held in Trust (Cost - $20,815) - 10.8%                           20,681
-----------------------------------------------------------------------------------------------------------------------------------

                           Shares
                             Held     Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                              244     BlackRock Insured Municipal 2008 Term Trust, Inc. (d)                                   3,682
                              100     BlackRock Insured Municipal Term Trust, Inc. (d)                                          970
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Mutual Funds  (Cost - $5,249) - 2.5%                                              4,652
-----------------------------------------------------------------------------------------------------------------------------------

                                      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                               19     Merrill Lynch Institutional Tax-Exempt Fund, 3.47% (d)(f)                                  19
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities  (Cost - $19) - 0.0%                                           19
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments  (Cost - $204,076*)  - 107.5%                                       205,149
                                      Liabilities in Excess of Other Assets - (2.2%)                                         (4,190)
                                      Liabilities for Trust Certificates, Including Interest Expense Payable - (5.3%)       (10,072)
                                                                                                                           --------
                                      Net Assets - 100.0%                                                                  $190,887
                                                                                                                           ========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 194,476
                                                                      =========
      Gross unrealized appreciation                                   $   2,182
      Gross unrealized depreciation                                      (1,509)
                                                                      ---------
      Net unrealized appreciation                                     $     673
                                                                      =========

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of July 31, 2007 (Unaudited)           (in Thousands)

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) $ 191,283 191,283 of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Dividend
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund              --        $   +
      BlackRock Insured Municipal 2008 Term Trust, Inc.        --        $ 139
      BlackRock Insured Municipal Term Trust, Inc.             --        $  27
      BlackRock Municipal Target Term Trust                  (344)       $ 156
      --------------------------------------------------------------------------
      +     Income was less than $1,000.

(e)   MBIA Insured.
(f)   Represents the current yield as of July 31, 2007.
(g) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(h) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield.
(j)   Prerefunded.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: September 20, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: September 20, 2007